Schedule of provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Current year income tax expense			$ 2,902
Overprovision of current taxation on respect of prior year		(3,750)
Overprovision of current taxation on respect of prior year	(2,745)
Income tax expense	$ (2,745)	$ (3,750)	$ 2,902